Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended						9 Months Ended	12 Months Ended
	Oct. 17, 2022	Sep. 26, 2022	Jul. 21, 2020	Jul. 21, 2020	Jul. 17, 2020	Mar. 31, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 27, 2022	Oct. 31, 2022	Oct. 12, 2022	Jan. 17, 2022	Jan. 07, 2022	Dec. 27, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Gross proceed							$ 143,750,000	$ 143,750,000
Percentage of redeem public shares					100.00%
Deposit of trust account			$ 18,750,000	$ 18,750,000
Bringing aggregate proceeds			$ 143,750,000	$ 143,750,000
Transaction costs							8,394,954	8,394,954
Underwriting fees							2,875,000	2,875,000
Deferred underwriting fees							5,031,250	5,031,250
Other offering costs							$ 488,704	$ 488,704
Percentage of fair market value							80.00%	80.00%
Percentage of business combination							50.00%	50.00%
Interest public shares (in Dollars per share)							$ 10	$ 10
Net tangible assets least							$ 5,000,001	$ 5,000,001
Percentage of public shares							15.00%	15.00%
Interest dissolution expenses							$ 100,000	$ 100,000
Public offering price per Unit (in Dollars per share)							$ (10)	$ (10)
Trust account per public share (in Dollars per share)							$ 10	$ 10
Due amount								$ 96,694,490
Value of operating bank accounts								113,000
Amount borrowed of promissory notes							1,270,500
Aggregate gross proceeds							3,090,625	$ 3,090,625
Aggregate value						$ 300,000	$ 600,000,000
Earnout participants, description							In addition, the Indiev stockholders immediately prior to the Transactions (the “Earnout Participants”) will, as a group, have the contingent right to receive up to an additional 20,000,000 shares of New INDI common stock (the “Earnout Shares”) as follows: (i) the Earnout Participants will receive 5,000,000 of the Earnout Shares if the Company’s consolidated net sales of electric automobile vehicles for the 12-month period beginning with the start of the first calendar quarter starting after the Closing (the “First Sales Earnout Year”) is at least 400, at an average effective pre-tax sales price of $55,000 per vehicle, and will receive another 10,000,000 of the Earnout Shares if the consolidated net sales of electric automobile vehicles for next 12-month period after the First Sales Earnout Year is at least 2,000, at an average effective pre-tax sales price of $55,000 per vehicle. The Earnout Participants will receive another 5,000,000 of the Earnout Shares if the volume weighted average stock price of New INDI common stock is at least $12.50 per share for any 20 trading day period within any 30 trading day period beginning 150 days after the Closing until December 31, 2024. For more information about the Transactions and the PIPE, see the Company’s Current Report on Form 8-K filed with the SEC on September 30, 2022.
Operating bank accounts							$ 202,000
Working capital deficit							2,937,000
Advance from Sponsor							2,680,834
Additional subsequent							$ 141,167
Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs															$ 186,456
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering (in Shares)					12,500,000
Gross proceed					$ 125,000,000
Amount of net proceeds from sale of units					$ 125,000,000
Net proceeds per share (in Dollars per share)					$ 10
Shareholders holdings public shares (in Shares)														9,669,449
Aggregate amount paid													$ 96,761,060
Redeeming shareholder price (in Dollars per share)													$ 10
Extension payment of per share (in Dollars per share)													$ 0.03
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Underwriters exercised (in Shares)			1,875,000	1,875,000
Issued of aggregate amount			$ 18,750,000	$ 18,750,000
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock, Description							Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,000,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per warrant in a private placement (the “Private Placement”) to Malacca Straits Management Company Limited (the “Sponsor”), generating gross proceeds of $4,000,000, which is described in Note 4.
Sale of additional			$ 375,000	$ 375,000
Shares issued price per share (in Dollars per share)			$ 1	$ 1
Generating total proceeds			$ 375,000	$ 375,000
Sale of an additional warrants (in Shares)			375,000
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock, Description								Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,000,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per warrant in a private placement to Malacca Straits Management Company Limited (the “Sponsor”), generating gross proceeds of $4,000,000, which is described in Note 4.
Class B Ordinary Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction expenses exceed							$ 5,000,000
Share price (in Dollars per share)							$ 10
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shareholders holdings public shares (in Shares)											4,188,197
Aggregate amount paid										$ 43,282,728
Redeeming shareholder price (in Dollars per share)										$ 10.33
Extension payment of per share (in Dollars per share)										$ 0.033
Due amount										$ 153,655		$ 141,167
Aggregate value	$ 153,655
Subsequent Event [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Due amount										$ 141,167
Forecast [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shareholders holdings public shares (in Shares)									9,669,449
Aggregate amount paid									$ 96,761,060
Redeeming shareholder price (in Dollars per share)									$ 10
Extension payment of per share (in Dollars per share)									$ 0.03
Mr. Hai Shi [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per share (in Dollars per share)		$ 10
Purchase share (in Shares)		1,500,000
Aggregate gross proceeds		$ 15,000,000